Other Non-Current Assets	12 Months Ended
Dec. 31, 2022
Other Assets, Noncurrent Disclosure [Abstract]
Other Non-Current Assets
Note 18 - Other Non-Current Assets
Other non-current assets are comprised of the following:

	As of December 31,
(In $ millions)	2022	2021
Deferred mobilization and contract preparation costs (1)	17.1	4.4
Deferred tax asset	3.5	0.7
Liquidated damages (2)	2.3	—
Deferred demobilization revenue (3)	1.5	—
Right-of-use lease asset, non-current (4)	1.7	1.3
VAT receivable	0.4	0.4
Prepayments	0.2	0.1
Total	26.7	6.9
(1) Non-current deferred mobilization and contract preparation costs relates to the non-current portion of contract mobilization and preparation costs for the jack-up rigs "Saga", "Skald", "Groa", "Arabia I", "Arabia II" and "Prospector 5", which entered into long-term contracts during the year (see Note 5 - Contracts with Customers).
(2) Relates to the non-current portion of liquidated damages associated with a known delay in the operational start date of two of our contracts, which is amortized over the firm contract terms and recognized as reduction of "Dayrate revenue" in the Consolidated Statements of Operations.
(3) Non-current deferred demobilization revenue relates to demobilization revenue for two of our jack-up rigs, which will be billed upon contract completion.
(4) The right-of-use lease asset pertains to our office leases (see Note 17 - Leases).